Other comprehensive loss and accumulated other comprehensive loss (Details 1) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Unrealized foreign exchange (loss) gain on:
Translation of the net investment in U.S. subsidiaries, before tax	59	(124)	(244)
Translation of the net investment in U.S. subsidiaries	59	(124)	(244)
Translation of the U.S. dollar-denominated long-term debt designated as a hedge of the net investment in U.S. subsidiaries, before tax	(59)	142	247
Translation of the U.S. dollar-denominated long-term debt designated as a hedge of the net investment in U.S. subsidiaries, Tax	8	(18)	(32)
Translation of the U.S. dollar-denominated long-term debt designated as a hedge of the net investment in U.S. subsidiaries	(51)	124	215
Change in derivatives designated as cash flow hedges:
Realized loss (gain) on cash flow hedges recognized in income, before tax amount	(17)		4
Realized loss (gain) on cash flow hedges recognized in income, Income tax (expense) recovery	3		(1)
Realized (gain) loss on cash flow hedges recognized in income	(14)		3
Unrealized gain (loss) on cash flow hedges, before tax	10	2	3
Unrealized gain (loss) on cash flow hedges, tax	(1)	(1)	(1)
Unrealized gain (loss) on cash flow hedges	9	1	2
Change in pension and other benefits actuarial gains and losses, before tax	(892)	(472)	(683)
Change in pension and other benefits actuarial gains and losses , tax	232	121	171
Change in pension and other benefits actuarial gains and losses	(660)	(351)	(512)
Change in prior service pension and other benefits costs, before tax	9	12	21
Change in prior service pension and other benefits costs, Income tax (expense) recovery	2	3	5
Change in prior service pension and other benefits costs	7	9	16
Other comprehensive Loss, before tax	(890)	(440)	(652)
Other comprehensive Loss, tax	240	99	132
Other comprehensive loss	(650)	(341)	(520)